Tax Assets and Liabilities - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018
Bottom of range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2022
Top of range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2035